Business Segment and Concentration (Narrative) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of operating segments [line items]
Property and equipment	$ 134,547	$ 76,255
India [Member]
Disclosure of operating segments [line items]
Property and equipment	$ 53,374	$ 76,255
Credit risk [Member] | One customer [Member]
Disclosure of operating segments [line items]
Percentage of revenue	95.00%	100.00%
Percentage of accounts receivable	86.00%	100.00%